ACQUISITION	12 Months Ended
Dec. 31, 2014
ACQUISITION
ACQUISITION

NOTE 3—ACQUISITION

        In December 2012, the Company completed the acquisition of 4 theatres and 61 screens from Rave Reviews Cinemas, LLC and 6 theatres and 95 screens from Rave Digital Media, LLC, (together "Rave"). The total purchase price for the Rave theatres, paid in cash, was $88,683,000, net of cash acquired. Approximately $881,000 of the total purchase price was paid during the twelve months ended December 31, 2013. The Company acquired the Rave theatres based on their highly complementary geographic presence in certain key markets. Additionally, the Company expects to realize synergies and cost savings related to the Rave acquisition as a result of moving to the Company's operating practices, decreasing costs for newspaper advertising, food and beverage costs, and general and administrative expense savings, particularly with respect to the consolidation of corporate related functions and elimination of redundancies.

        The acquisitions are being treated as a purchase in accordance with Accounting Standards Codification, ("ASC") 805, Business Combinations, which requires allocation of the purchase price to the estimated fair values of assets and liabilities acquired in the transaction. The allocation of purchase price is based on management's judgment after evaluating several factors, including bid prices from potential buyers and a valuation assessment. The following is a summary of the allocation of the purchase price:

(In thousands)	Total
(Successor)
Cash	$3,649
Receivables, net(1)	58
Other current assets	1,556
Property, net	79,428
Goodwill(2)	87,720
Deferred tax asset	3,752
Accrued expenses and other liabilities	(7,243)
Capital and financing lease obligations	(62,598)
Other long-term liabilities(3)	(13,990)

Total purchase price	$92,332

(1)	Receivables consist of trade receivables recorded at estimated fair value. The Company did not acquire any other class of receivables as a result of the acquisition of the Rave theatres.
(2)	Amounts recorded for goodwill are expected to be deductible for tax purposes.
(3)	Amounts recorded for other long-term liabilities consist of unfavorable leases and long-term deferred tax liabilities.

        During the twelve months ended December 31, 2013, the Company incurred acquisition-related costs for the Rave theatres of approximately $728,000, which are included in general and administrative expense: merger, acquisition and transaction costs in the Consolidated Statements of Operations. The Company's operating results for the twelve months ended December 31, 2013 were not materially impacted by this acquisition.